Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 1,484
Acquisition of Verigy		1,671
Increase for tax positions of previous years	84	148
Increase for tax positions of current year	0	57
Settlements	(58)	(47)
Lapse of the applicable statute of limitations	(248)	(341)
Translation adjustments	156	(4)
Balance at end of year	¥ 1,418	¥ 1,484